UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                   Toews Funds
                                  P.O. Box 446
                               Portland, ME 04112
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-778-6397

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2003

                    DATE OF REPORTING PERIOD: APRIL 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                                   Toews Funds
                               Semi-Annual Report
                                 April 30, 2003

















                                   Advised by:



                                      TOEWS
                                   CORPORATION

TABLE OF CONTENTS





                                                                            Page

Statements of Net Assets...............................................        1
Statements of Operations...............................................       20
Statements of Changes in Net Assets....................................       21
Financial Highlights ..................................................       22
Notes to Financial Statements..........................................       24


How to Obtain More Information About
 Toews Funds.....................................................     Back Cover



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

                                                                               1

STATEMENT OF NET ASSETS
Toews Funds -- April 30, 2003 (Unaudited)

                                                                          MARKET
                                                                           VALUE
TOEWS S&P 500(R) HEDGED INDEX FUND                        SHARES         (000)
--------------------------------------------------------------------------------
COMMON STOCK (100.6%)
AUTOMOBILES & Components (0.8%)
   Cooper Tire & Rubber...................................    454       $      6
   Dana ..................................................    920              9
   Delphi ................................................  3,461             29
   Ford Motor ............................................ 11,393            117
   General Motors ........................................  3,480            125
   Goodyear Tire & Rubber ................................  1,084              6
   Harley-Davidson .......................................  1,879             84
   Johnson Controls ......................................    553             46
   Visteon ...............................................    797              6
                                                                        --------
                                                                             428
                                                                        --------
BANKS (7.4%)
   AmSouth Bancorp .......................................  2,207             46
   Bank of America .......................................  9,327            691
   Bank of New York ......................................  4,758            126
   Bank One ..............................................  7,227            261
   BB&T ..................................................  2,925             95
   Charter One Financial .................................  1,404             41
   Comerica ..............................................  1,085             47
   Fifth Third Bancorp ...................................  3,587            177
   First Tennessee National ..............................    782             34
   FleetBoston Financial .................................  6,516            173
   Golden West Financial .................................    956             72
   Huntington Bancshares .................................  1,459             28
   Keycorp ...............................................  2,638             64
   Marshall & Ilsley .....................................  1,356             40
   Mellon Financial ......................................  2,675             71
   National City .........................................  3,796            114
   North Fork Bancorporation .............................  1,000             32
   Northern Trust ........................................  1,372             48
   PNC Financial Services Group ..........................  1,763             77
   Regions Financial .....................................  1,373             46
   SouthTrust ............................................  2,145             58
   SunTrust Banks ........................................  1,753            100
   Synovus Financial .....................................  1,892             37
   Union Planters ........................................  1,230             35
   US Bancorp ............................................ 11,892            263

--------------------------------------------------------------------------------
                                                                           TOEWS
                                                                           FUNDS

2

STATEMENT OF NET ASSETS
Toews Funds -- April 30, 2003 (Unaudited)

                                                                          MARKET
TOEWS S&P 500(R) HEDGED INDEX FUND                                         VALUE
(CONTINUED)                                                SHARES          (000)
--------------------------------------------------------------------------------
BANKS (CONTINUED)
   Wachovia ..............................................  8,446       $    323
   Washington Mutual .....................................  5,878            232
   Wells Fargo ........................................... 10,504            507
   Zions Bancorporation ..................................    565             28
                                                                        --------
                                                                           3,866
                                                                        --------
CAPITAL GOODS (8.0%)
   3M ....................................................  2,423            305
   American Power Conversion* ............................  1,214             19
   American Standard* ....................................    449             32
   Boeing ................................................  5,217            142
   Caterpillar ...........................................  2,136            112
   Cooper Industries, Cl A ...............................    577             22
   Crane .................................................    368              7
   Cummins ...............................................    257              7
   Danaher ...............................................    947             65
   Deere .................................................  1,485             65
   Dover .................................................  1,256             36
   Eaton .................................................    437             36
   Emerson Electric ......................................  2,613            133
   Fluor .................................................    497             17
   General Dynamics ......................................  1,247             77
   General Electric ...................................... 61,781          1,820
   Goodrich ..............................................    727             10
   Honeywell International ...............................  5,311            125
   Illinois Tool Works ...................................  1,908            122
   Ingersoll-Rand, Cl A ..................................  1,051             46
   ITT Industries ........................................    570             33
   Lockheed Martin .......................................  2,830            142
   Masco .................................................  3,054             64
   McDermott International* ..............................    393              1
   Navistar International* ...............................    422             12
   Northrop Grumman ......................................  1,133            100
   Paccar ................................................    720             42
   Pall ..................................................    762             16
   Parker Hannifin .......................................    731             30
   Power-One* ............................................    495              3
   Raytheon ..............................................  2,520             76
--------------------------------------------------------------------------------

                                                                          MARKET
TOEWS S&P 500(R) HEDGED INDEX FUND                                        VALUE
(CONTINUED)                                                 SHARES        (000)
--------------------------------------------------------------------------------
CAPITAL GOODS (CONTINUED)
   Rockwell Automation ...................................  1,148       $     26
   Rockwell Collins ......................................  1,118             24
   Textron ...............................................    841             25
   Thomas & Betts* .......................................    362              6
   Tyco International .................................... 12,394            193
   United Technologies ...................................  2,920            181
   W.W. Grainger .........................................    567             26
                                                                        --------
                                                                           4,198
                                                                        --------
COMMERCIAL SERVICES & SUPPLIES (1.9%)
   Allied Waste Industries* ..............................  1,293             11
   Apollo Group* .........................................  1,083             59
   Automatic Data Processing .............................  3,723            125
   Avery Dennison ........................................    682             36
   Cendant* ..............................................  6,397             91
   Cintas ................................................  1,057             38
   Concord EFS* ..........................................  3,160             44
   Convergys* ............................................  1,075             17
   Deluxe ................................................    355             16
   Equifax ...............................................    880             20
   First Data ............................................  4,670            183
   Fiserv* ...............................................  1,188             35
   H&R Block .............................................  1,110             43
   Monster Worldwide* ....................................    689             12
   Paychex ...............................................  2,336             73
   Pitney Bowes ..........................................  1,468             52
   Robert Half International* ............................  1,073             17
   RR Donnelley & Sons ...................................    701             14
   Sabre Holdings ........................................    883             18
   Waste Management ......................................  3,694             80
                                                                        --------
                                                                             984
                                                                        --------
CONSUMER DURABLES & APPAREL (1.1%)
   American Greetings* ...................................    407              6
   Black & Decker ........................................    486             20
   Brunswick .............................................    558             12
   Centex ................................................    382             25
   Eastman Kodak .........................................  1,811             54
   Fortune Brands ........................................    930             45
   Hasbro ................................................  1,073             17
   Jones Apparel Group* ..................................    797             23
   KB Home ...............................................    296             15
   Leggett & Platt .......................................  1,206             25


--------------------------------------------------------------------------------
                                                                           TOEWS
                                                                           FUNDS

4

STATEMENT OF NET ASSETS
Toews Funds -- April 30, 2003 (Unaudited)

                                                                         MARKET
TOEWS S&P 500(R) HEDGED INDEX FUND                                        VALUE
(CONTINUED)                                                SHARES         (000)
--------------------------------------------------------------------------------
CONSUMER DURABLES & APPAREL (CONTINUED)
   Liz Claiborne .........................................    662       $     21
   Mattel ................................................  2,716             59
   Maytag ................................................    483             10
   Newell Rubbermaid .....................................  1,659             51
   Nike ..................................................  1,642             88
   Pulte Homes ...........................................    379             22
   Reebok International* .................................    371             11
   Snap-On ...............................................    360             11
   Stanley Works .........................................    550             13
   Tupperware ............................................    363              5
   VF ....................................................    673             26
   Whirlpool .............................................    423             23
                                                                        --------
                                                                             582
                                                                        --------
DIVERSIFIED FINANCIALS (8.1%)
   American Express ......................................  8,160            309
   Bear Stearns ..........................................    616             41
   Capital One Financial .................................  1,377             58
   Charles Schwab ........................................  8,342             72
   Citigroup ............................................. 31,916          1,253
   Countrywide Credit Industry ...........................    785             53
   Fannie Mae ............................................  6,178            447
   Federated Investors ...................................    683             19
   Franklin Resources ....................................  1,598             56
   Freddie Mac ...........................................  4,319            250
   Goldman Sachs Group ...................................  2,930            222
   Janus Capital Group ...................................  1,384             19
   JP Morgan Chase ....................................... 12,396            364
   Lehman Brothers Holdings ..............................  1,506             95
   MBNA ..................................................  7,932            150
   Merrill Lynch .........................................  5,367            220
   Moody's ...............................................    936             45
   Morgan Stanley ........................................  6,725            301
   Principal Financial Group .............................  1,989             58
   Providian Financial* ..................................  1,788             13
   SLM ...................................................    953            107

--------------------------------------------------------------------------------

                                                                         MARKET
TOEWS S&P 500(R) HEDGED INDEX FUND                                       VALUE
(CONTINUED)                                                SHARES         (000)
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS (CONTINUED)
   State Street ..........................................  2,062       $     72
   T Rowe Price Group ....................................    757             23
                                                                        --------
                                                                           4,247
                                                                        --------
ENERGY (5.8%)
   Amerada Hess ..........................................    552             25
   Anadarko Petroleum ....................................  1,543             68
   Apache ................................................    992             57
   Ashland ...............................................    422             12
   Baker Hughes ..........................................  2,092             59
   BJ Services* ..........................................    979             36
   Burlington Resources ..................................  1,250             58
   ChevronTexaco .........................................  6,631            416
   ConocoPhillips ........................................  4,202            211
   Devon Energy ..........................................  1,430             68
   EOG Resources .........................................    715             27
   Exxon Mobil ........................................... 41,776          1,470
   Halliburton ...........................................  2,710             58
   Kerr-McGee ............................................    626             26
   Marathon Oil ..........................................  1,937             44
   Nabors Industries* ....................................    902             35
   Noble* ................................................    834             26
   Occidental Petroleum ..................................  2,347             70
   Rowan .................................................    580             12
   Schlumberger ..........................................  3,615            152
   Sunoco ................................................    472             18
   Transocean* ...........................................  1,977             38
   Unocal ................................................  1,601             44
                                                                        --------
                                                                           3,030
                                                                        --------
FOOD & DRUG RETAILING (1.1%)
   Albertson's ...........................................  2,354             47
   CVS ...................................................  2,440             59
   Kroger* ...............................................  4,738             68
   Safeway* ..............................................  2,740             45
   Supervalu .............................................    829             14
   Sysco .................................................  4,058            117
   Walgreen ..............................................  6,363            196
   Winn-Dixie Stores .....................................    872             11
                                                                        --------
                                                                             557
                                                                        --------

--------------------------------------------------------------------------------
                                                                           TOEWS
                                                                           FUNDS

6

STATEMENT OF NET ASSETS
Toews Funds -- April 30, 2003 (Unaudited)

                                                                         MARKET
TOEWS S&P 500(R) HEDGED INDEX FUND                                        VALUE
(CONTINUED)                                                SHARES         (000)
--------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO (5.0%)
   Altria Group .......................................... 12,842       $    395
   Anheuser-Busch ........................................  5,314            265
   Archer-Daniels-Midland ................................  4,009             44
   Brown-Forman ..........................................    376             29
   Campbell Soup .........................................  2,548             56
   Coca-Cola ............................................. 15,391            622
   Coca-Cola Enterprises .................................  2,789             54
   ConAgra Foods .........................................  3,333             70
   Coors (Adolph) ........................................    225             12
   General Mills .........................................  2,290            103
   Hershey Foods .........................................    845             55
   HJ Heinz ..............................................  2,181             65
   Kellogg ...............................................  2,534             83
   McCormick .............................................    868             22
   Pepsi Bottling Group ..................................  1,736             36
   PepsiCo ............................................... 10,722            464
   RJ Reynolds Tobacco Holdings ..........................    525             15
   Sara Lee ..............................................  4,859             82
   UST ...................................................  1,039             33
   Wm. Wrigley Jr. .......................................  1,399             79
                                                                        --------
                                                                           2,584
                                                                        --------
HEALTH CARE EQUIPMENT & SERVICES (3.6%)
   Aetna .................................................    932             46
   AmerisourceBergen .....................................    684             40
   Anthem* ...............................................    881             61
   Applera - Applied Biosystems Group ....................  1,305             23
   Bausch & Lomb .........................................    331             12
   Baxter International ..................................  3,682             85
   Becton Dickinson ......................................  1,581             56
   Biomet ................................................  1,608             49
   Boston Scientific* ....................................  2,532            109
   C.R. Bard .............................................    322             20
   Cardinal Health .......................................  2,808            155
   Cigna .................................................    865             45
   Guidant* ..............................................  1,904             74
   HCA ...................................................  3,186            102
   Health Management Associates ..........................  1,478             25
--------------------------------------------------------------------------------

                                                                         MARKET
TOEWS S&P 500(R) HEDGED INDEX FUND                                        VALUE
(CONTINUED)                                                SHARES         (000)
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SERVICES (CONTINUED)
   Humana* ...............................................  1,006       $     11
   IMS Health ............................................  1,512             23
   Manor Care* ...........................................    600             12
   McKesson ..............................................  1,807             50
   Medtronic .............................................  7,571            362
   Millipore* ............................................    299             10
   Quest Diagnostics* ....................................    652             39
   Quintiles Transnational* ..............................    730             10
   St. Jude Medical* .....................................  1,103             58
   Stryker ...............................................  1,229             82
   Tenet Healthcare* .....................................  2,940             44
   UnitedHealth Group ....................................  1,890            174
   WellPoint Health Networks* ............................    923             70
   Zimmer Holdings* ......................................  1,211             57
                                                                        --------
                                                                           1,904
                                                                        --------
HOTELS RESTAURANTS & LEISURE (1.1%)
   Carnival ..............................................  3,903            108
   Darden Restaurants ....................................  1,058             19
   Harrah's Entertainment* ...............................    692             27
   Hilton Hotels .........................................  2,330             31
   International Game Technology* ........................    526             45
   Marriott International ................................  1,456             52
   McDonald's ............................................  7,880            135
   Starbucks* ............................................  2,406             57
   Starwood Hotels & Resorts Worldwide ...................  1,237             33
   Wendy's International .................................    715             21
   Yum! Brands* ..........................................  1,835             45
                                                                        --------
                                                                             573
                                                                        --------
HOUSEHOLD & PERSONAL PRODUCTS (2.7%)
   Alberto-Culver ........................................    364             18
   Avon Products .........................................  1,461             85
   Clorox ................................................  1,366             62
   Colgate-Palmolive .....................................  3,342            191
   Gillette ..............................................  6,483            197
   Kimberly-Clark ........................................  3,193            159
   Procter & Gamble ......................................  8,027            721
                                                                        --------
                                                                           1,433
                                                                        --------
INSURANCE (4.8%)
   ACE ...................................................  1,631             54
   AFLAC .................................................  3,205            105

--------------------------------------------------------------------------------
                                                                           TOEWS
                                                                           FUNDS

8

STATEMENT OF NET ASSETS
Toews Funds -- April 30, 2003 (Unaudited)

                                                                          MARKET
TOEWS S&P 500(R) HEDGED INDEX FUND                                         VALUE
(CONTINUED)                                                SHARES          (000)
--------------------------------------------------------------------------------
INSURANCE (CONTINUED)
   Allstate ..............................................  4,365       $    165
   AMBAC Financial Group .................................    658             38
   American International Group .......................... 16,195            939
   AON ...................................................  1,923             43
   Chubb .................................................  1,062             56
   Cincinnati Financial ..................................  1,003             37
   Hartford Financial Services Group .....................  1,590             65
   Jefferson-Pilot .......................................    889             36
   John Hancock Financial Services .......................  1,789             52
   Lincoln National ......................................  1,096             35
   Loews .................................................  1,149             48
   Marsh & McLennan ......................................  3,334            159
   MBIA ..................................................    899             40
   Metlife ...............................................  4,348            125
   MGIC Investment .......................................    622             28
   Progressive ...........................................  1,356             92
   Prudential Financial ..................................  3,516            112
   Safeco ................................................    858             33
   St Paul ...............................................  1,406             48
   Torchmark .............................................    733             28
   Travelers Property Casualty ...........................  6,247            102
   UnumProvident .........................................  1,494             17
   XL Capital, Cl A ......................................    843             69
                                                                        --------
                                                                           2,526
                                                                        --------
MATERIALS (2.8%)
   Air Products & Chemicals ..............................  1,411             61
   Alcoa .................................................  5,245            120
   Allegheny Technologies ................................    494              2
   Ball ..................................................    352             20
   Bemis .................................................    327             15
   Boise Cascade .........................................    360              8
   Dow Chemical ..........................................  5,657            185
   Eastman Chemical ......................................    481             15
   Ecolab ................................................    808             41
   EI du Pont de Nemours .................................  6,175            263
   Engelhard .............................................    791             19
   Freeport-McMoRan Copper & Gold ........................    897             16
   Georgia-Pacific .......................................  1,557             24
--------------------------------------------------------------------------------

                                                                          MARKET
TOEWS S&P 500(R) HEDGED INDEX FUND                                         VALUE
(CONTINUED)                                                SHARES          (000)
--------------------------------------------------------------------------------
MATERIALS (CONTINUED)
   Great Lakes Chemical ..................................    310       $      8
   Hercules* .............................................    674              7
   International Flavors & Fragrances ....................    583             19
   International Paper ...................................  2,972            106
   Louisiana-Pacific* ....................................    650              5
   MeadWestvaco ..........................................  1,239             29
   Monsanto ..............................................  1,618             28
   Newmont Mining ........................................  2,493             67
   Nucor .................................................    484             20
   Pactiv* ...............................................    980             20
   Phelps Dodge* .........................................    550             17
   PPG Industries ........................................  1,050             51
   Praxair ...............................................  1,004             58
   Rohm & Haas ...........................................  1,369             45
   Sealed Air* ...........................................    520             22
   Sigma-Aldrich .........................................    444             22
   Temple-Inland .........................................    332             15
   United States Steel ...................................    634              9
   Vulcan Materials ......................................    629             22
   Weyerhaeuser ..........................................  1,360             68
   Worthington Industries ................................    532              7
                                                                        --------
                                                                           1,434
                                                                        --------
MEDIA (4.3%)
   AOL Time Warner* ...................................... 27,752            380
   Clear Channel Communications* .........................  3,805            149
   Comcast* .............................................. 14,329            457
   Dow Jones .............................................    507             20
   Gannett ...............................................  1,659            126
   Interpublic Group .....................................  2,385             27
   Knight-Ridder .........................................    507             33
   McGraw-Hill ...........................................  1,207             70
   Meredith ..............................................    309             13
   New York Times ........................................    940             43
   Omnicom Group .........................................  1,167             72
   Tribune ...............................................  1,893             93
   Univision Communications* .............................  1,423             43
   Viacom* ............................................... 10,933            475
   Walt Disney ........................................... 12,681            237
                                                                        --------
                                                                           2,238
                                                                        --------
PHARMACEUTICALS & BIOTECHNOLOGY (11.4%)
   Abbott Laboratories ...................................  9,706            394
   Allergan ..............................................    803             57
--------------------------------------------------------------------------------
                                                                           TOEWS
                                                                           FUNDS

10

STATEMENT OF NET ASSETS
Toews Funds -- April 30, 2003 (Unaudited)

                                                                          MARKET
TOEWS S&P 500(R) HEDGED INDEX FUND                                        VALUE
(CONTINUED)                                                SHARES          (000)
--------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY (CONTINUED)
   Amgen* ................................................  7,991       $    490
   Biogen* ...............................................    923             35
   Bristol-Myers Squibb .................................. 12,025            307
   Chiron* ...............................................  1,161             48
   Eli Lilly .............................................  6,975            445
   Forest Laboratories* ..................................  2,254            117
   Genzyme-General Division* .............................  1,332             54
   Johnson & Johnson ..................................... 18,442          1,039
   King Pharmaceuticals* .................................  1,492             19
   Medimmune* ............................................  1,562             55
   Merck ................................................. 13,941            811
   Pfizer ................................................ 49,496          1,522
   Schering-Plough .......................................  9,106            165
   Watson Pharmaceuticals* ...............................    667             19
   Wyeth .................................................  8,231            358
                                                                        --------
                                                                           5,935
                                                                        --------
REAL ESTATE (0.4%)
   Apartment Investment & Management .....................    581             22
   Equity Office Properties Trust ........................  2,557             66
   Equity Residential ....................................  1,682             44
   Plum Creek Timber .....................................  1,145             27
   Simon Property Group ..................................  1,146             42
                                                                        --------
                                                                             201
                                                                        --------
RETAILING (7.0%)
   Autonation* ...........................................  1,794             25
   Autozone* .............................................    605             49
   Bed Bath & Beyond* ....................................  1,826             72
   Best Buy* .............................................  1,998             69
   Big Lots* .............................................    720              9
   Circuit City Stores ...................................  1,305              7
   Costco Wholesale* .....................................  2,830             98
   Dillard's, Cl A .......................................    526              7
   Dollar General ........................................  2,064             30
   eBay* .................................................  1,917            178
   Family Dollar Stores ..................................  1,067             36
   Federated Department Stores* ..........................  1,181             36

--------------------------------------------------------------------------------

                                                                          MARKET
TOEWS S&P 500(R) HEDGED INDEX FUND                                        VALUE
(CONTINUED)                                                SHARES         (000)
--------------------------------------------------------------------------------
RETAILING (CONTINUED)
   Gap ...................................................  5,488       $     91
   Genuine Parts .........................................  1,085             35
   Home Depot ............................................ 14,439            406
   JC Penney .............................................  1,666             28
   Kohl's* ...............................................  2,093            119
   Limited Brands ........................................  3,249             47
   Lowe's ................................................  4,849            213
   May Department Stores .................................  1,790             39
   Nordstrom .............................................    839             15
   Office Depot* .........................................  1,909             24
   RadioShack ............................................  1,042             25
   Sears Roebuck .........................................  1,964             56
   Sherwin-Williams ......................................    928             26
   Staples* ..............................................  2,938             56
   Target ................................................  5,642            189
   Tiffany ...............................................    899             25
   TJX ...................................................  3,261             63
   Toys "R" Us* ..........................................  1,318             14
   Wal-Mart Stores ....................................... 27,404          1,543
                                                                        --------
                                                                           3,630
                                                                        --------
SOFTWARE & SERVICES (5.3%)
   Adobe Systems .........................................  1,434             49
   Autodesk ..............................................    702             11
   BMC Software* .........................................  1,445             22
   Citrix Systems* .......................................  1,059             20
   Computer Associates International .....................  3,570             58
   Computer Sciences* ....................................  1,159             38
   Compuware* ............................................  2,345             10
   Electronic Arts* ......................................    889             53
   Electronic Data Systems ...............................  2,958             54
   Intuit* ...............................................  1,278             50
   Mercury Interactive* ..................................    523             18
   Microsoft ............................................. 66,439          1,699
   Novell* ...............................................  2,286              6
   Oracle* ............................................... 32,712            389
   Parametric Technology* ................................  1,627              5
   Peoplesoft* ...........................................  1,938             29
   Siebel Systems* .......................................  2,998             26
   Sungard Data Systems* .................................  1,758             38
   Symantec* .............................................    917             40

--------------------------------------------------------------------------------
                                                                           TOEWS
                                                                           FUNDS

12

STATEMENT OF NET ASSETS
Toews Funds -- April 30, 2003 (Unaudited)

                                                                          MARKET
TOEWS S&P 500(R) HEDGED INDEX FUND                                        VALUE
(CONTINUED)                                                SHARES          (000)
--------------------------------------------------------------------------------
SOFTWARE & SERVICES (CONTINUED)
   Unisys* ...............................................  2,018       $     21
   Veritas Software* .....................................  2,555             56
   Yahoo* ................................................  3,669             91
                                                                        --------
                                                                           2,783
                                                                        --------
TECHNOLOGY HARDWARE & EQUIPMENT (9.7%)
   ADC Telecommunications* ...............................  4,958             12
   Advanced Micro Devices* ...............................  2,129             16
   Agilent Technologies* .................................  2,899             46
   Altera* ...............................................  2,370             37
   Analog Devices* .......................................  2,262             75
   Andrew* ...............................................    606              5
   Apple Computer* .......................................  2,233             32
   Applied Materials* .................................... 10,246            150
   Applied Micro Circuits* ...............................  1,884              8
   Avaya* ................................................  2,307              9
   Broadcom* .............................................  1,708             31
   CIENA* ................................................  2,685             13
   Cisco Systems* ........................................ 44,152            664
   Comverse Technology* ..................................  1,161             15
   Corning* ..............................................  7,442             40
   Dell Computer* ........................................ 16,012            463
   EMC Mass* ............................................. 13,657            124
   Gateway* ..............................................  2,009              6
   Hewlett-Packard ....................................... 18,950            309
   Intel ................................................. 41,132            757
   International Business Machines ....................... 10,493            891
   Jabil Circuit* ........................................  1,232             23
   JDS Uniphase* .........................................  8,756             28
   Kla-Tencor* ...........................................  1,181             48
   Lexmark International* ................................    782             58
   Linear Technology .....................................  1,942             67
   LSI Logic* ............................................  2,301             12
   Lucent Technologies* .................................. 24,276             44
   Maxim Integrated Products .............................  2,006             79
   Micron Technology* ....................................  3,763             32
   Molex .................................................  1,187             28
   Motorola .............................................. 14,283            113
   National Semiconductor* ...............................  1,125             21
--------------------------------------------------------------------------------

                                                                          MARKET
TOEWS S&P 500(R) HEDGED INDEX FUND                                        VALUE
(CONTINUED)                                                SHARES         (000)
--------------------------------------------------------------------------------


TECHNOLOGY HARDWARE & EQUIPMENT (CONTINUED)
   NCR* ..................................................    604       $     13
   Network Appliance* ....................................  2,108             28
   Novellus Systems* .....................................    926             26
   Nvidia* ...............................................    977             14
   PerkinElmer ...........................................    779              8
   PMC - Sierra* .........................................  1,038              9
   QLogic* ...............................................    581             26
   Qualcomm ..............................................  4,898            156
   Sanmina-SCI* ..........................................  3,153             15
   Scientific-Atlanta ....................................    948             15
   Solectron* ............................................  5,121             16
   Sun Microsystems* ..................................... 19,838             65
   Symbol Technologies ...................................  1,427             16
   Tektronix* ............................................    539             10
   Tellabs* ..............................................  2,547             16
   Teradyne* .............................................  1,135             13
   Texas Instruments ..................................... 10,746            199
   Thermo Electron* ......................................  1,012             18
   Waters* ...............................................    800             19
   Xerox* ................................................  4,566             45
   Xilinx* ...............................................  2,094             57
                                                                        --------
                                                                           5,040
                                                                        --------
TELECOMMUNICATION SERVICES (3.7%)
   Alltel ................................................  1,930             90
   AT&T ..................................................  4,784             82
   AT&T Wireless Services* ............................... 16,816            109
   BellSouth ............................................. 11,554            294
   CenturyTel ............................................    884             26
   Citizens Communications* ..............................  1,746             19
   Nextel Communications* ................................  6,376             94
   Qwest Communications International* ................... 10,531             40
   SBC Communications .................................... 20,614            481
   Sprint-FON Group ......................................  5,554             64
   Sprint-PCS Group* .....................................  6,189             22
   Verizon Communications ................................ 16,985            635
                                                                        --------
                                                                           1,956
                                                                        --------
TRANSPORTATION (1.7%)
   Burlington Northern Santa Fe ..........................  2,327             65
   CSX ...................................................  1,333             43
   Delta Air Lines .......................................    764             10
   FedEx .................................................  1,853            111
--------------------------------------------------------------------------------

                                                                           TOEWS
                                                                           FUNDS

14

STATEMENT OF NET ASSETS
Toews Funds -- April 30, 2003 (Unaudited)

                                                                          MARKET
TOEWS S&P 500(R) HEDGED INDEX FUND                                         VALUE
(CONTINUED)                                                SHARES          (000)
--------------------------------------------------------------------------------
TRANSPORTATION (CONTINUED)
   Norfolk Southern ......................................  2,415       $     51
   Ryder System ..........................................    386             10
   Southwest Airlines ....................................  4,809             77
   Union Pacific .........................................  1,576             94
   United Parcel Service .................................  6,977            433
                                                                        --------
                                                                             894
                                                                        --------
UTILITIES (2.9%)
   AES* ..................................................  3,368             20
   Allegheny Energy ......................................    780              6
   Ameren ................................................    991             41
   American Electric Power ...............................  2,421             64
   Calpine* ..............................................  2,336             13
   Centerpoint Energy ....................................  1,883             15
   Cinergy ...............................................  1,046             36
   CMS Energy ............................................    889              6
   Consolidated Edison ...................................  1,327             52
   Constellation Energy Group ............................  1,020             30
   Dominion Resources ....................................  1,907            113
   DTE Energy ............................................  1,040             42
   Duke Energy ...........................................  5,535             97
   Dynegy ................................................  2,304             10
   Edison International* .................................  2,023             29
   El Paso ...............................................  3,721             28
   Entergy ...............................................  1,378             64
   Exelon ................................................  2,005            106
   FirstEnergy ...........................................  1,848             62
   FPL Group .............................................  1,133             69
   KeySpan ...............................................    972             33
   Kinder Morgan .........................................    755             35
   Mirant* ...............................................  2,506              8
   Nicor .................................................    272              8
   NiSource ..............................................  1,541             29
   Peoples Energy ........................................    223              9
   PG&E* .................................................  2,524             38
   Pinnacle West Capital .................................    562             19
   PPL ...................................................  1,024             37
   Progress Energy .......................................  1,473             62

--------------------------------------------------------------------------------

                                                                         MARKET
TOEWS S&P 500(R) HEDGED INDEX FUND                                        VALUE
(CONCLUDED)                                                SHARES         (000)
-------------------------------------------------------------------------------
UTILITIES (CONTINUED)
   Public Service Enterprise Group .......................  1,381      $     53
   Sempra Energy .........................................  1,277            34
   Southern ..............................................  4,430           129
   TECO Energy ...........................................  1,090            12
   TXU ...................................................  2,000            40
   Williams ..............................................  3,199            22
   Xcel Energy ...........................................  2,468            33
                                                                       --------
                                                                          1,504
                                                                       --------
Total Common Stock (Cost $50,568)                                        52,527
                                                                       --------
Total Investments (100.6%) (Cost $50,568)                                52,527
                                                                       --------
OTHER ASSETS AND LIABILITIES (-0.6%):
Investment Advisory Fees Payable                                            (33)
Administrative Fees Payable                                                 (15)
Distribution Fees Payable                                                   (13)
Other Assets and Liabilities, Net                                          (240)
                                                                       --------
Total Other Assets and Liabilities                                         (301)
                                                                       --------
NET ASSETS:
Investor Shares (unlimited authorization -- no par value)
   based on 4,269,761
   outstanding shares of beneficial interest                             39,456
Advisor Shares (unlimited authorization -- no par value)
   based on 1,691,479
   outstanding shares of beneficial interest                             15,460
Accumulated net investment loss                                            (107)
Accumulated net realized loss on investments                             (4,542)
Net unrealized appreciation on investments                                1,959
                                                                       --------
TOTAL NET ASSETS (100.0%)                                              $ 52,226
                                                                       ========
Net Asset Value, Offering and
        Redemption Price Per Share - Investor Class                       $8.80
                                                                       ========
Net Asset Value, Offering and
        Redemption Price Per Share - Advisor Class                        $8.67
                                                                       ========
* NON-INCOME PRODUCING SECURITY.
CL CLASS
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                                                           TOEWS
                                                                           FUNDS

16

STATEMENT OF NET ASSETS
Toews Funds -- April 30, 2003 (Unaudited)

                                                                          MARKET
                                                                          VALUE
TOEWS NASDAQ-100(R) HEDGED INDEX FUND                     SHARES          (000)
--------------------------------------------------------------------------------
COMMON STOCK (100.6%)
BIOTECHNOLOGY (11.5%)
   Amgen* ................................................ 13,173       $    808
   Biogen* ...............................................  4,006            152
   Cephalon* .............................................  1,105             45
   Chiron* ...............................................  5,719            233
   Genzyme* ..............................................  5,883            237
   Gilead Sciences* ......................................  4,236            195
   Human Genome Sciences* ................................  2,804             33
   Idec Pharmaceuticals* .................................  3,671            120
   Invitrogen* ...........................................  1,027             34
   Medimmune* ............................................  5,887            208
   Millennium Pharmaceuticals* ...........................  7,011             77
                                                                        --------
                                                                           2,142
                                                                        --------
COMPUTER & OFFICE EQUIPMENT (28.2%)
   Altera* ............................................... 11,755            186
   American Power Conversion* ............................  4,311             67
   Apple Computer* ....................................... 10,996            156
   Applied Materials* .................................... 18,721            273
   Broadcom* .............................................  4,068             73
   Brocade Communications Systems* .......................  5,705             33
   Cisco Systems* ........................................ 55,568            836
   Dell Computer* ........................................ 20,752            600
   Flextronics International* ............................ 12,314            108
   Intel ................................................. 50,116            922
   JDS Uniphase* ......................................... 32,750            106
   Juniper Networks* .....................................  5,409             55
   Kla-Tencor* ...........................................  5,041            207
   Linear Technology .....................................  9,145            315
   Maxim Integrated Products .............................  9,902            389
   Microchip Technology ..................................  3,699             77
   Molex .................................................  2,149             50
   Network Appliance* ....................................  7,760            103
   Novellus Systems* .....................................  3,334             93
   Nvidia* ...............................................  3,726             53
   QLogic* ...............................................  2,092             92
   RF Micro Devices* .....................................  4,554             22
   Sanmina-SCI* .......................................... 11,891             57

--------------------------------------------------------------------------------

                                                                         MARKET
TOEWS NASDAQ-100(R) HEDGED INDEX FUND                                     VALUE
(CONTINUED)                                                SHARES         (000)
--------------------------------------------------------------------------------

COMPUTER & OFFICE EQUIPMENT (CONTINUED)
   Sun Microsystems* ..................................... 30,393       $    100
   Xilinx* ...............................................  9,789            265
                                                                        --------
                                                                           5,238
                                                                        --------
COMPUTER SOFTWARE/SERVICES (28.6%)
   Adobe Systems .........................................  4,953            171
   BEA Systems* ..........................................  8,323             89
   Check Point Software Technologies* ....................  5,246             83
   Citrix Systems* .......................................  4,444             84
   Compuware* ............................................  5,102             22
   eBay* .................................................  5,036            467
   Electronic Arts* ......................................  3,155            187
   Fiserv* ...............................................  5,253            155
   Intuit* ...............................................  5,667            220
   Mercury Interactive* ..................................  1,966             67
   Microsoft ............................................. 80,548          2,060
   Oracle* ............................................... 48,049            571
   Paychex ...............................................  7,808            243
   Peoplesoft* ...........................................  9,671            145
   Siebel Systems* ....................................... 12,461            108
   Symantec* .............................................  3,378            148
   Synopsys* .............................................  1,500             73
   VeriSign* .............................................  4,898             61
   Veritas Software* .....................................  9,204            203
   Yahoo* ................................................  6,212            154
                                                                        --------
                                                                           5,311
                                                                        --------




HEALTH CARE (4.5%)
   Biomet ................................................  7,626            232
   Dentsply International ................................  1,645             62
   Express Scripts* ......................................  1,520             90
   First Health Group* ...................................  2,160             54
   Henry Schein* .........................................    895             39
   ICOS* .................................................  1,319             35
   Lincare Holdings* .....................................  2,230             68
   Patterson Dental* .....................................  1,426             57
   Teva Pharmaceutical Industries ........................  4,180            195
                                                                        --------
                                                                             832
                                                                        --------
MANUFACTURING (2.0%)
   Gentex* ...............................................  1,736             52
   Paccar ................................................  2,846            166

--------------------------------------------------------------------------------
                                                                           TOEWS
                                                                           FUNDS

18

STATEMENT OF NET ASSETS
Toews Funds -- April 30, 2003 (Unaudited)

                                                                         MARKET
TOEWS NASDAQ-100(R) HEDGED INDEX FUND                                     VALUE
(CONTINUED)                                                SHARES         (000)
--------------------------------------------------------------------------------
MANUFACTURING (CONTINUED)
   Sigma-Aldrich .........................................  1,498       $     75
   Smurfit-Stone Container* ..............................  5,240             74
                                                                        --------
                                                                             367
                                                                        --------
RETAIL/WHOLESALE TRADE (7.9%)
   Amazon.com* ...........................................  5,638            162
   Bed Bath & Beyond* ....................................  8,648            342
   CDW Computer Centers* .................................  1,909             81
   Costco Wholesale* .....................................  5,250            182
   Dollar Tree Stores* ...................................  2,401             61
   Fastenal ..............................................  1,586             55
   Petsmart* .............................................  3,015             46
   Ross Stores ...........................................  1,670             63
   Staples* ..............................................  6,954            132
   Starbucks* ............................................ 11,787            277
   Whole Foods Market* ...................................  1,253             74
                                                                        --------
                                                                           1,475
                                                                        --------
SERVICES (3.2%)
   Apollo Group* .........................................  3,866            210
   Cintas ................................................  4,468            160
   Lamar Advertising* ....................................  1,783             64
   Monster Worldwide* ....................................  2,608             44
   Patterson-UTI Energy* .................................  1,808             60
   Pixar* ................................................  1,132             66
                                                                        --------
                                                                             604
                                                                        --------
TELECOMMUNICATIONS (13.6%)
   ADC Telecommunications* ............................... 21,894             52
   CIENA* ................................................ 11,254             55
   Comcast* .............................................. 20,752            662
   Comverse Technology* ..................................  4,262             56
   EchoStar Communications* ..............................  5,477            164
   Ericsson Lm Telephone .................................  2,838             26
   Nextel Communications* ................................ 27,926            413
   PanAmSat* .............................................  4,422             76
   Qualcomm .............................................. 20,809            664
   Tellabs* ..............................................  5,137             32

--------------------------------------------------------------------------------

                                                                        MARKET
TOEWS NASDAQ-100(R) HEDGED INDEX FUND                                    VALUE
(CONCLUDED)                                                SHARES        (000)
-------------------------------------------------------------------------------
TELECOMMUNICATIONS (CONTINUED)
   USA Interactive*....................................... 10,762      $    322
                                                                       --------
                                                                          2,522
                                                                       --------
TRANSPORTATION (1.1%)
   CH Robinson Worldwide..................................  1,827            67
   Expeditors International Washington....................  2,238            81
   Ryanair Holdings*......................................  1,329            53
                                                                       --------
                                                                            201
                                                                       --------
Total Common Stock (Cost $17,561)                                        18,692
                                                                       --------
Total Investments (100.6%) (Cost $17,561)                                18,692
                                                                       --------
OTHER ASSETS AND LIABILITIES (-0.6%):
Investment Advisory Fees Payable                                             (1)
Administrative Fees Payable                                                  (5)
Distribution Fees Payable                                                    (5)
Other Assets and Liabilities, Net                                          (102)
                                                                       --------
Total Other Assets and Liabilities                                         (113)
                                                                       --------
NET ASSETS:
Investor Shares (unlimited authorization -- no par value)
   based on 1,362,807 outstanding shares of beneficial interest           14,145
Advisor Shares (unlimited authorization -- no par value)
   based on 725,474 outstanding shares of beneficial interest             6,974
Accumulated net investment loss                                            (137)
Accumulated net realized loss on investments                             (3,534)
Net unrealized appreciation on investments                                1,131
                                                                       --------
TOTAL NET ASSETS (100.0%)                                              $ 18,579
                                                                       ========
Net Asset Value, Offering and
   Redemption Price Per Share - Investor Class                            $8.94
                                                                       ========
Net Asset Value, Offering and
   Redemption Price Per Share - Advisor Class                             $8.81
                                                                       ========
* NON-INCOME PRODUCING SECURITY.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------


                                                                           TOEWS
                                                                           FUNDS

20

STATEMENTS OF OPERATIONS (000)
For the six months ended April 30, 2003 (Unaudited)

                                                     Toews           Toews
                                                  S&P 500(R)     Nasdaq-100(R)
                                                    Hedged          Hedged
                                                  Index Fund      Index Fund
                                                -------------   --------------

INVESTMENT INCOME:
 Dividend Income.................................  $   182         $   13
 Interest Income.................................      111             45
                                                  -------------  ---------
 Total Investment Income.........................      293             58
                                                  -------------  ---------
EXPENSES:
 Investment Advisory Fees........................      212             92
 Administration Fees.............................       86             38
 Distribution Fees+..............................       57             23
 Transfer Agent Fees.............................       32             48
 Professional Fees...............................       19              8
 Registration Fees...............................       13             11
 Printing Fees...................................        9              4
 Trustee Fees....................................        3              2
 Custodian Fees..................................        1              1
 Other Fees......................................        1              4
                                                  -------------  ---------
 Total Expenses..................................      433            231
                                                  -------------  ---------
 Less: Waiver of Investment Advisory Fees........      (58)           (69)
                                                  -------------  ---------
 NET EXPENSES....................................      375            162
                                                  -------------  ---------
 NET INVESTMENT LOSS ............................      (82)          (104)
                                                  -------------  ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net Realized Loss on Investments................   (3,192)        (3,219)
 Net Change in Unrealized Appreciation
  on Investments ................................    1,702            116
                                                  -------------  ---------
Total Net Realized and Unrealized Loss
  on Investments ................................   (1,490)        (3,103)
                                                  -------------  ---------
NET DECREASE IN NET ASSETS  FROM OPERATIONS......  $(1,572)       $(3,207)
                                                  =============  =========
+ DISTRIBUTION FEES CHARGED ON ADVISOR SHARES. SEE NOTE 4 IN THE NOTES TO
  FINANCIAL STATEMENTS FOR FURTHER EXPLANATION.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
-------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (000)
For the six months ended April 30, 2003 (Unaudited) and the year ended October 31, 2002


                                                 Toews                   Toews
                                               S&P 500(R)            Nasdaq-100(R)
                                                 Hedged                 Hedged
                                               Index Fund             Index Fund
                                          ---------------------   ---------------------
                                          11/01/02-   11/01/01-   11/01/02-   11/01/01-
                                          04/30/03    10/31/02    04/30/03    10/31/02
                                          ---------  ----------  ----------  ----------
OPERATIONS:
Net Investment Loss.....................  $   (82)   $    (10)    $ (104)      $  (18)
Net Realized Loss on Investments........   (3,192)     (1,330)    (3,219)        (179)
Net Change in Unrealized Appreciation
 on Investments ........................    1,702         257        116        1,017
                                          --------   ---------    -------      -------
Net Increase (Decrease) in Net Assets
 from Operations                           (1,572)     (1,083)    (3,207)         820
                                          --------   ---------    -------      -------
DISTRIBUTIONS:
Net Investment Income:
    Investor Shares......................      --          (8)        --          (11)
    Advisor Shares.......................      --          (7)        --           (4)
                                          --------   ---------    -------      -------
Total Distributions......................      --         (15)        --          (15)
                                          --------   ---------    -------      -------
CAPITAL SHARE TRANSACTIONS (1):
INVESTOR SHARES:
Issued...................................  21,365      25,684     13,942        8,771
In Lieu of Cash Distributions............      --           8         --           10
Redeemed.................................  (6,322)     (1,754)    (8,944)        (735)
                                          --------   ---------    -------      -------
Increase in Net Assets from
Investor Share Transactions..............  15,043      23,938      4,998        8,046
                                          --------   ---------    -------      -------
ADVISOR SHARES
Issued...................................  10,316       7,609      4,700        2,347
In Lieu of Cash Distributions............      --           7         --            4
Redeemed.................................  (2,286)       (387)      (276)         (41)
                                          --------   ---------    -------      -------
Increase in Net Assets from
Advisor Share Transactions...............   8,030       7,229      4,424        2,310
                                          --------   ---------    -------      -------
Net Increase in Net Assets from Capital
 Share Transactions .....................  23,073      31,167      9,422       10,356
                                          --------   ---------    -------      -------

Total Increase in Net Assets.............  21,501      30,069      6,215       11,161
                                          --------   ---------    -------      -------
NET ASSETS:
Beginning of Period......................  30,725         656     12,364        1,203
                                          --------   ---------    -------      -------
End of Period............................ $52,226     $30,725    $18,579      $12,364
                                          ========   =========   ========     ========

(1) SEE NOTE 6 IN THE NOTES TO FINANCIAL STATEMENTS.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                                           TOEWS
                                                                           FUNDS

22

FINANCIAL HIGHLIGHTS

For the six months ended April 30, 2003 (Unaudited) and the periods ended October 31,
For a Share Outstanding Throughout each Period




                                        NET                  DISTRIBUTIONS
             NET ASSET        NET     REALIZED  DISTRIBUTIONS    FROM
               VALUE      INVESTMENT    AND       FROM NET     REALIZED    NET ASSET
            BEGINNING OF    INCOME   UNREALIZED   INVESTMENT    CAPITAL    VALUE END
               PERIOD       (LOSS) GAINS/(LOSSES)  INCOME        GAINS     OF PERIOD
           -------------- -------- -------------- ----------------------   ---------
TOEWS S&P 500(R) HEDGED INDEX FUND
----------------------------------
Investor Shares
2003(1)*      $ 9.16    $(0.01)      $(0.35)      $   --       $   --       $ 8.80
2002(1)         9.62      0.01        (0.30)       (0.17)          --         9.16
2001(2)        10.00      0.03        (0.39)       (0.02)          --         9.62
Advisor Shares
2003(1)*      $ 9.07    $(0.05)      $(0.35)       $  --       $   --       $ 8.67
2002(1)         9.61     (0.08)       (0.31)       (0.15)          --         9.07
2001(2)        10.00      0.01        (0.38)       (0.02)          --         9.61

TOEWS NASDAQ-100(R) HEDGED INDEX FUND
-------------------------------------
Investor Shares
2003(1)*      $10.17    $(0.04)      $(1.19)       $  --       $   --       $ 8.94
2002(1)         8.89     (0.03)        1.40        (0.09)          --        10.17
2001(2)        10.00      0.03        (1.11)       (0.03)          --         8.89
Advisor Shares
2003(1)*      $10.07    $(0.09)      $(1.17)       $  --       $   --       $ 8.81
2002(1)         8.87     (0.12)        1.40        (0.08)          --        10.07
2001(2)        10.00      0.01        (1.12)       (0.02)          --         8.87

* FOR THE SIX MONTHS ENDED APRIL 30, 2003. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
+   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. RETURNS
SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIODS INDICATED.
(1) PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES.
(2) COMMENCED OPERATIONS ON JULY 31, 2001. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED. AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                                   RATIO OF         RATIO OF
                                                                  EXPENSES       NET INVESTMENT
                                                      RATIO OF   TO AVERAGE      LOSS TO AVERAGE
                                                        NET      NET ASSETS        NET ASSETS
                                          RATIO OF   INVESTMENT  (EXCLUDING        (EXCLUDING
                           NET ASSETS     EXPENSES  INCOME (LOSS)  WAIVERS           WAIVERS         PORTFOLIO
                  TOTAL      END OF      TO AVERAGE  TO AVERAGE      AND               AND            TURNOVER
                 RETURN+  PERIOD (000)   NET ASSETS  NET ASSETS REIMBURSEMENTS   REIMBURSEMENTS         RATE
                ---------  --------     ---------     --------    ---------        ---------         ---------
TOEWS S&P 500(R) HEDGED INDEX FUND
Investor Shares   (3.93)%   $37,563         1.50%      (0.12)%       1.77%            (0.39)%        1,427.36%
2003(1)*          (3.20)     23,583         1.50        0.11         4.97             (3.36)         1,991.68
2002(1)           (3.56)        460         1.50        1.49        84.21            (81.22)           229.50
2001(2)
Advisor Shares    (4.41)%   $14,663         2.50%      (1.12)%       2.77%            (1.39)%        1,427.36%
2003(1)*          (4.20)      7,142         2.50       (0.90)        7.52             (5.92)         1,991.68
2002(1)           (3.71)        196         2.50        0.34        70.17            (67.33)           229.50
2001(2)

TOEWS NASDAQ-100(R) HEDGED INDEX FUND
Investor Shares
2003(1)*         (12.09)%   $12,189         1.50%      (0.86)%       2.24%            (1.60)%        3,357.83%
2002(1)           15.46       9,688         1.50       (0.26)        8.50             (7.26)           973.72
2001(2)          (10.85)        981         1.50        1.26        37.99            (35.23)           318.12
Advisor Shares
2003(1)*         (12.51)%   $ 6,390         2.50%      (1.89)%       3.29%            (2.68)%        3,357.83%
2002(1)           14.42       2,676         2.50       (1.26)       10.12             (8.88)           973.72
2001(2)          (11.11)        222         2.50       (0.10)       40.86            (38.46)           318.12


--------------------------------------------------------------------------------
                                                                           TOEWS
                                                                           FUNDS

24

NOTES TO FINANCIAL STATEMENTS
April 30, 2003 (Unaudited)

1.  ORGANIZATION
The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 44 portfolios. The financial statements herein are those of the Toews S&P 500(R) Hedged Index Fund and the Toews Nasdaq-100(R) Hedged Index Fund (the "Funds"). The financial statements of the remaining funds are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

2.  SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION: Investment securities of the Funds which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price for such securities on each business day, or, if there is no such reported sales price on the valuation date, at the most recently quoted bid price. Investment securities of the Funds which are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. Securities for which quotations are not readily available, of which there were none as of April 30, 2003, are valued at fair value, using methods determined in good faith by the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend
--------------------------------------------------------------------------------
date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

CLASSES: Class-specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/ losses are allocated to the respective class on the basis of relative net asset value each day.

REPURCHASE AGREEMENTS: In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/ or retention of the collateral or proceeds may be subject to legal proceedings. As of April 30, 2003, no repurchase agreements were held by the Funds.

EXPENSES: Expenses that are directly related to one of the Funds are charged to the Fund. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative net assets compared to the aggregate daily net assets.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions from net investment income are declared and paid to shareholders quarterly for each of the Funds. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES
Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Trust has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Trust. For the six months ended April 30, 2003, the Toews S&P 500(R) Hedged Index Fund and the Toews Nasdaq-100(R) Fund paid the Distributor $4,556 and $2,255, respectively, through a reduction in the yield earned on these repurchase agreements.



--------------------------------------------------------------------------------
                                                                           TOEWS
                                                                           FUNDS

26

NOTES TO FINANCIAL STATEMENTS
April 30, 2003 (Unaudited)

4.  ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS
The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $220,000 for the Funds plus $15,000 per additional class or 0.15% of the first $250 million, 0.125% of the next $250 million, and 0.10% of any amount above $500 million of the Funds' average daily net assets.

Forum Shareholder Services, LLC (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement.

The Trust and Distributor are parties to a Distribution Agreement. Under the distribution plan (the "Plan"), the Distributor may receive up to 1.00% of each Fund's average daily net assets attributable to Advisor Class shares as compensation for distribution and services pursuant to Rule 12b-1 of the 1940 Act. The Distributor will not receive any compensation for the distribution of Investor Class shares of the Funds.

5.  INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS
The Trust and Toews Corporation (the "Adviser") are parties to an Investment Advisory Agreement dated February 20, 2001, under which the Adviser receives an annual fee equal to 1.00% of the average daily net assets of each of the Funds. The Adviser has contractually agreed to waive all or a portion of its fees and to reimburse expenses so that total expenses of each Fund will not exceed the following amounts (expressed as a percentage of each Fund's daily net assets):

                       TOEWS        TOEWS
                    S&P 500(R)   NASDAQ-100(R)
                      HEDGED        HEDGED
                    INDEX FUND    INDEX FUND
                   -----------   ------------
Investor Shares:.       1.50%        1.50%
Advisor Shares:..       2.50%        2.50%

Union Bank of California acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

--------------------------------------------------------------------------------

6.  SHARE TRANSACTIONS
Share Transactions for the Funds were as follows (000):

                                               TOEWS                TOEWS
                                             S&P 500(R)          NASDAQ-100(R)
                                              HEDGED                HEDGED
                                            INDEX FUND            INDEX FUND
                                         ------------------  -----------------
                                        11/01/02- 11/01/01-  11/01/02- 11/01/01-
                                        04/30/03  10/31/02   04/30/03  10/31/02
                                        --------- ---------  --------- --------
Investor Shares:
   Issued................................  2,415  2,713        1,397     917
   In Lieu of Cash Distributions.........     --      1           --       1
   Redeemed..............................   (721)  (186)        (986)    (76)
                                           -----  -----        -----    ----
   Total Investor Shares Transactions....  1,694  2,528          411     842
                                           -----  -----        -----    ----
Advisor Shares:
   Issued................................  1,168    808          490     244
   In Lieu of Cash Distributions.........     --      1           --       1
   Redeemed..............................   (264)   (42)         (30)     (4)
                                           -----  -----        -----    ----
   Total Advisor Shares Transactions.....    904    767          460     241
                                           -----  -----        -----    ----
Net Increase in Shares Outstanding from
   Share Transactions....................  2,598  3,295          871   1,083
                                           =====  =====        =====   =====

7.  INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 2003 are as follows
(000):

                    TOEWS        TOEWS
                 S&P 500(R)  NASDAQ-100(R)
                   HEDGED       HEDGED
                 INDEX FUND   INDEX FUND
                 -----------------------
Purchases
   Government.... $    --       $    --
   Other......... 371,573       326,626
Sales
   Government....      --            --
   Other......... 348,123       317,133

8.  FEDERAL TAX INFORMATION
It is the Funds' intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for net operating losses. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net


--------------------------------------------------------------------------------
                                                                           TOEWS
                                                                           FUNDS

28

NOTES TO FINANCIAL STATEMENTS
April 30, 2003 (Unaudited)

investment income (loss), accumulated net realized gain (loss) and paid in capital.

Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

For Federal income tax purposes, as of October 31, 2002, capital loss carryforwards may be carried forward and applied against future capital gains as follows (000):

                                              TOTAL
                                             CAPITAL
                                              LOSS
                        EXPIRES  EXPIRES  CARRYFORWARDS
                         2010      2009      10/31/02
                       --------  -------  --------------
Toews S&P 500(R)
 Hedged Index
 Fund ..............      $452     $ 4        $456
Toews Nasdaq-100(R)
 Hedged Index
 Fund ..............       267      48         315

At April 30, 2003, the total cost of securities and the net unrealized appreciation or depreciation on securities sold for Federal income tax purposes were different from amounts reported for financial reporting purposes for the Funds. The differences were solely attributable to wash sales. The Federal tax cost as well as the aggregate gross unrealized appreciation and depreciation for securities held by the Funds at April 30, 2003, were as follows (000):

                     TOEWS         TOEWS
                   S&P 500(R)   NASDAQ-100(R)
                     HEDGED        HEDGED
                   INDEX FUND    INDEX FUND
                  -------------------------
Federal tax cost...$52,158        $17,878
                   =======        =======
Aggregate gross
unrealized
appreciation ......  1,538            968
Aggregate gross
unrealized
depreciation ...... (1,169)          (154)
                   --------       -------
Net unrealized
appreciation ......$   369       $    814
                   =======        =======







--------------------------------------------------------------------------------

9. BENCHMARK INFORMATION
"Standard &Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by The Advisors' Inner Circle Fund -- Toews S&P 500(R) Hedged Index Fund. The product is not sponsored, endorsed, sold or promoted by Standard &Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

The Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) are trade or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the CORPORATIONS) and are licensed for use by The Advisors' Inner Circle Fund -- Toews Nasdaq-100(R) Hedged Index Fund. The product(s) have not been passed on by the Corporations as to their legality or suitability. The product(s) are not issued, endorsed, sold, or promoted by the Corporations.
THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCT(S).



--------------------------------------------------------------------------------
                                                                           TOEWS
                                                                           FUNDS

                                      NOTES


--------------------------------------------------------------------------------

                                      NOTES



--------------------------------------------------------------------------------
                                                                           TOEWS
                                                                           FUNDS

                                      NOTES



--------------------------------------------------------------------------------

INVESTMENT ADVISER

Toews Corporation
1500 Market Street
12th Floor, East Tower
Philadelphia, PA 19102

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

ADMINISTRATOR

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave., N.W.
Washington, DC 20004

TO OBTAIN MORE INFORMATION:

Call 1-866-778-6397


This semi-annual report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus.





TWS-SA-001-0200

ITEM 2.    CODE OF ETHICS.

Not applicable at this time.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEMS 4-6. (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEMS 8.   (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) Not applicable at this time.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation.

ITEMS 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               \s\ James R. Foggo
                                        ----------------------------------------
                                        James R. Foggo, President

Date 7/1/03



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               \s\ James R. Foggo
                                        ----------------------------------------
                                        James R. Foggo, President

Date 7/1/03


By (Signature and Title)*               \s\ Jennifer E. Spratley
                                        ----------------------------------------
                                        Jennifer E. Spratley, Controller and CFO

Date 7/1/03
* Print the name and title of each signing officer under his or her signature.